Retirement, Postretirement And Other Benefit Plans (Schedule Of Asset Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Cash	$ 1.7	$ 5.8
Total assets at fair value	337.9	359.9
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	67.9	72.0
Common Collective Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	183.1	200.1
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	19.7	19.6
Exchange Traded Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	24.6	25.7
Short Term Investment Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1.7	1.5
Partnership [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7.7	9.7
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	25.3	25.5
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	6.2
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash	1.7	5.8
Total assets at fair value	113.9	123.1
Level 1 [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	67.9	72.0
Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	19.7	19.6
Level 1 [Member] | Exchange Traded Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	24.6	25.7
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	184.8	201.6
Level 2 [Member] | Common Collective Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	183.1	200.1
Level 2 [Member] | Short Term Investment Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1.7	1.5
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	39.2	35.2
Level 3 [Member] | Partnership [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7.7	9.7
Level 3 [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	25.3	$ 25.5
Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 6.2